Finance expense, net	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Finance expense, net

	2024	2023
Interest expense	$(26)	$(24)
Interest income on cash and cash equivalents	44	47
Net interest income on export duty deposits	19	27
Finance income (expense) on employee future benefits	(3)	1
	$34	$51